OTHER COMPREHENSIVE INCOME OR LOSS - Changes in the AOCI Balance (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,450.7	$ 1,398.2	$ 1,398.2
Other comprehensive (loss) income	(5.7)	1.0	(99.8)	$ 203.9	$ 99.9
Ending balance	2,410.6	1,390.1	1,450.7	1,398.2
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	91.3	191.1	191.1	(12.8)
Cumulative effect of accounting change	16.6
Other comprehensive loss before reclassifications	(31.8)	3.8	(129.8)	207.0
Amounts reclassified from Accumulated other comprehensive income	1.5	(2.5)	(5.6)	90.9
Tax (expense) benefit	8.0	(0.3)	35.6	(94.0)
Other comprehensive (loss) income	(5.7)	1.0	(99.8)	203.9
Ending balance	85.6	192.1	91.3	191.1	(12.8)
Interest rate swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	3.4	18.9	18.9	(28.1)
Cumulative effect of accounting change	1.2
Other comprehensive loss before reclassifications	(44.9)	5.5	(18.6)	33.7
Amounts reclassified from Accumulated other comprehensive income	(1.7)	0.4	(2.3)	32.4
Tax (expense) benefit	12.1	(1.6)	5.4	(19.1)
Other comprehensive (loss) income	(33.3)	4.3	(15.5)	47.0
Ending balance	(29.9)	23.2	3.4	18.9	(28.1)
Pension and Post-retirement benefit plan items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	88.8	171.9	171.9	79.7
Cumulative effect of accounting change	14.9
Other comprehensive loss before reclassifications	10.1		(110.0)	143.1
Amounts reclassified from Accumulated other comprehensive income	3.2	(2.2)	(2.7)	(21.3)
Tax (expense) benefit	(3.4)	0.6	29.6	(29.6)
Other comprehensive (loss) income	24.8	(1.6)	(83.1)	92.2
Ending balance	113.6	170.3	88.8	171.9	79.7
Foreign currency translation adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1.4)	(1.1)	(1.1)	(66.1)
Other comprehensive loss before reclassifications			(0.3)	23.7
Amounts reclassified from Accumulated other comprehensive income			0.0	84.9
Tax (expense) benefit			0.0	(43.6)
Other comprehensive (loss) income			(0.3)	65.0
Ending balance			(1.4)	(1.1)	(66.1)
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.5	1.4	1.4	1.7
Other comprehensive loss before reclassifications			(0.9)	6.5
Amounts reclassified from Accumulated other comprehensive income			(0.6)	(5.1)
Tax (expense) benefit			0.6	(1.7)
Other comprehensive (loss) income			(0.9)	(0.3)
Ending balance			0.5	1.4	$ 1.7
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(0.9)	0.3	0.3
Cumulative effect of accounting change	0.5
Other comprehensive loss before reclassifications	3.0	(1.7)
Amounts reclassified from Accumulated other comprehensive income		(0.7)
Tax (expense) benefit	(0.7)	0.7
Other comprehensive (loss) income	2.8	(1.7)
Ending balance	$ 1.9	$ (1.4)	$ (0.9)	$ 0.3